Cover	Feb. 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2026
Entity File Number	001-43086
Entity Registrant Name	K2 Capital Acquisition Corp.
Entity Central Index Key	0002086524
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	244 Fifth Avenue
Entity Address, Address Line Two	Suite #1833
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(236)
Local Phone Number	521-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value of $0.0001, and one right to receive one-fifth (1/5) of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value of $0.0001, and one right to receive one-fifth (1/5) of one Class A ordinary share
Trading Symbol	KTWOU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	KTWO
Security Exchange Name	NASDAQ
Rights included as part of the units
Title of 12(b) Security	Rights included as part of the units
Trading Symbol	KTWOR
Security Exchange Name	NASDAQ